John Hancock Declaration Funds
                 Supplement to the Prospectus dated May 1, 2000


John Hancock V.A. Technology Fund

For the John Hancock V.A. Technology Fund, the Portfolio Managers section has been changed as follows:

         SUBADVISER

         American Fund Advisors, Inc.
         ----------------------------

         Responsible for day-to-day investment management

         Founded in 1978

         Supervised by the adviser

         PORTFOLIO MANAGERS

         Barry J. Gordon
         ---------------

         President of subadviser
         Joined team in 2000
         Began business career in 1971


         Marc H. Klee, CFA
         -----------------

         Senior vice president of subadviser
         Joined team in 2000
         Began business career in 1977


         Alan Loewenstein
         ----------------

         Vice president of subadviser
         Joined team in 2000
         Began business career in 1979


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